Condensed Parent Company Information (Tables)	12 Months Ended
Feb. 28, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

a. Condensed Balance Sheets

	As of
	February 28, 2025	February 28, 2026
	RMB	RMB	USD
Current assets
Cash and cash equivalents	102,743	15,357	2,239
Short-term investments under fair value	37,953	70,256	10,245
Long-term investments under fair value, current	3,584	6,952	1,014
Amounts due from subsidiaries and consolidated VIEs	1,460	1,409	205
Other current assets	2,858	1,092	160
Total current assets	148,598	95,066	13,863
Non-current assets
Restricted cash	127,449	130,363	19,009
Long-term investments under fair value, non-current	99,571	143,886	20,981
Investments in subsidiaries and consolidated VIEs	117,724	137,974	20,119
Total non-current assets	344,744	412,223	60,109
Total assets	493,342	507,289	73,972
Accrued expenses and other current liabilities	1,043	653	96
Amounts due to subsidiaries and consolidated VIEs	36,432	31,799	4,637
Other liabilities	1,256	1,208	177
Total liabilities	38,731	33,660	4,910
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 22,600,576 and 22,614,376 shares issued and outstanding as of February 28, 2025 and 2026, respectively)	15	15	2
Additional paid-in capital	747,376	749,105	109,232
Treasury shares (2,363,567 and 2,363,567 shares as of February 28, 2025 and 2026, respectively)	(45,115)	(45,115)	(6,579)
Accumulated deficit	(276,538)	(245,751)	(35,835)
Accumulated other comprehensive income	28,873	15,375	2,242
Total equity	454,611	473,629	69,062
Total liabilities and equity	493,342	507,289	73,972

Schedule of Condensed Statements of Operations and Comprehensive Income

b. Condensed Statements of Operations and Comprehensive Income

	For the Year Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
Operating expenses	(6,085)	(2,209)	(4,822)	(703)
Interest income, net	6,518	15,712	7,535	1,099
Realized gain (loss) in investments	3,207	(3,062)	3,938	574
Unrealized holding gain in investments	3,910	2,022	2,438	356
Other income (expenses), net	8	62	(15)	(2)
(Loss) income from investments in subsidiaries, VIEs and VIEs’ subsidiaries	(2,597)	(11,724)	21,713	3,163
Income before income taxes	4,961	801	30,787	4,487
Income tax (expense) benefit	—	—	—	—
Net income	4,961	801	30,787	4,487
Foreign currency translation adjustments	9,347	3,768	(13,498)	(1,968)
Comprehensive income	14,308	4,569	17,289	2,519

Schedule of Condensed Statements of Cash Flows

c. Condensed Statements of Cash Flows

	For the Year Ended
	February 29,	February 28,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
Net cash provided by operating activities	931	8,955	9,058	1,321
Purchases of short-term investments under fair value	(103,145)	(34,337)	(71,494)	(10,425)
Purchases of long-term investments under fair value	(93,280)	(85,645)	(140,244)	(20,450)
Proceeds from maturity of investments	327,495	174,123	125,275	18,267
Investments in consolidated subsidiaries	—	—	(3,484)	(508)
Net cash provided by (used in) investing activities	131,070	54,141	(89,947)	(13,116)
Proceeds from related parties loans	1,287	—	—	—
Repayment to related parties loans	1	—	—	—
Repurchase of ordinary shares	(159)	—	—	—
Net proceeds from option exercised	—	4,831	78	11
Dividends payment	—	(34,887)	—	—
Net cash provided by (used in) financing activities	1,129	(30,056)	78	11
Effect of exchange rate changes	(4,117)	2,152	(3,661)	(534)
Net increase (decrease) in cash and cash equivalents and restricted cash	129,013	35,192	(84,472)	(12,318)
Cash and cash equivalents and restricted cash at beginning of the year	65,987	195,000	230,192	33,566
Cash and cash equivalents and restricted cash at end of the year	195,000	230,192	145,720	21,248

Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	73,528	102,743	15,357	2,239
Restricted cash, non-current	121,472	127,449	130,363	19,009
Total cash and cash equivalents and restricted cash	195,000	230,192	145,720	21,248

Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders	—	1,711	—	—